Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share
Earnings per share

8. Earnings per share

Basic earnings per share is calculated by dividing the Company’s consolidated net loss by the weighted average number of common shares outstanding in the fiscal period.

The weighted average number of common shares outstanding (basic) for the three and six months ended June 30, 2025 was 225,172,847 and 225,168,213 respectively (2024: 224,349,836 and 224,349,720 respectively).

Diluted earnings per share is calculated using CureVac’s weighted-average outstanding common shares including the dilutive effect of share-based awards as determined under the treasury stock method. The average market price is computed using the closing daily market prices for the period during which the options were outstanding. In periods in which the Company reports net losses, share-based payment awards are excluded from the calculation of earnings per share as their inclusion would have an antidilutive effect. Then, diluted net loss per common share is the same as basic net loss per common share.

Share options and RSUs of 2,121,856 and 7,178,576 were excluded from the computation of diluted weighted average number of shares for the three and six months ended June 30, 2024 and 2025, respectively, because their effect would have been antidilutive.